Sarah R. Crespi
State Street
1 Iron Street CCB 1102
Boston, MA 02210
Tel +1 617 662 2641
Sarah.Crespi@statestreet.com

September 1, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)
Securities Act File No. 333-92935
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated August 18, 2017 to the prospectus for the iShares MBS ETF. The purpose of this filing is to submit the 497 dated August 18, 2017 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Sarah R. Crespi

Sarah R. Crespi

cc: Benjamin Haskin, Esq.